Income Tax (Details 3) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Net operating loss carryforwards	$ 13,385	$ 5,262
Capitalized R&D costs	787	34
Other assets	0	0
Accruals and reserves	535	142
Property and equipment, net	219	0
Right-of-use lease liability	417	336
Total deferred tax assets	15,343	5,774
Property and equipment, net	0	(316)
Right-of-use lease asset	(379)	(325)
Total deferred tax liabilities	(379)	(641)
Total net deferred tax assets	14,964	5,133
Less: valuation allowance	(14,964)	(5,101)
Net deferred taxes liabilities	$ 0
Net deferred taxes assets		$ 32